Income Taxes - Schedule of Reconciliation of Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Federal tax at statutory rate	$ (7,200,700)	$ (2,261,300)	$ (976,100)
Federal tax at statutory rate, percentage	21.00%	21.00%	21.00%
State and local income taxes, net of federal effect	$ 1,600	$ 1,600	$ 4,000
State and local income taxes, net of federal effect, percentage	0.00%
Foreign tax expenses (benefit)		(159,000)	54,700
Change in valuation allowance	$ 4,570,400	2,409,600	1,112,500
Change in valuation allowance, percentage	(13.30%)
Non-taxable income or non-deductible expenses	$ 0	(383,000)	(284,600)
Non-taxable income or non-deductible expenses, percentage	0.00%
Others	$ (200)	(14,830)	2,900
Others, percentage	0.00%
Impairment on long-term investments		131,530
Global intangible low tax income			173,700
Singapore
Statutory income tax rate differential	$ (7,200,700)	$ (2,261,300)	$ (976,100)
Statutory income tax rate differential, percentage	(21.00%)	(21.00%)	(21.00%)
Cayman Islands
Income tax provision	$ 1,600	$ (275,400)	$ 87,100
Income tax provision, percentage	0.00%
Singapore [Member]
Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Federal tax at statutory rate	$ 327,900
Federal tax at statutory rate, percentage	1.00%
Change in valuation allowance	$ 462,000
Change in valuation allowance, percentage	(1.30%)
Non-taxable income or non-deductible expenses	$ 931,600
Non-taxable income or non-deductible expenses, percentage	(2.70%)
Singapore
Statutory income tax rate differential	$ 327,900
Statutory income tax rate differential, percentage	(1.00%)
Cayman Islands [Member]
Schedule of Reconciliation of Effective Income Tax Rate [Line Items]
Federal tax at statutory rate	$ 906,800
Federal tax at statutory rate, percentage	2.60%
Others	$ 2,200
Others, percentage	0.00%
Singapore
Statutory income tax rate differential	$ 906,800
Statutory income tax rate differential, percentage	(2.60%)